Products revenue - Summary of Disaggregation of Revenue (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary Of Information About Product Revenue [Line Items]
Revenue	¥ 281,767,000	$ 38,602	¥ 82,225,000	¥ 473,740,000
Product [Member]
Summary Of Information About Product Revenue [Line Items]
Revenue	281,367,000		82,197,000	473,740,000
Mining Product [Member]
Summary Of Information About Product Revenue [Line Items]
Revenue	281,367,000		68,358,000	473,740,000
Intelligent Router Products [Member]
Summary Of Information About Product Revenue [Line Items]
Revenue			13,839,000
Others
Summary Of Information About Product Revenue [Line Items]
Revenue	¥ 400,000		¥ 28,000	¥ 0